Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits Expense [line items]
Remunerations	$ 14,659,764	$ 14,487,872	$ 14,856,783
Payroll taxes	4,303,126	2,819,542	2,711,615
Compensations and bonuses to employees	1,749,590	1,405,378	1,183,236
Employee services	490,116	479,910	533,499
Employee expense	$ 21,202,596	$ 19,192,702	$ 19,285,133